Cover	Oct. 26, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-150332
Entity Registrant Name	COMSOVEREIGN HOLDING CORP.
Entity Central Index Key	0001178727
Entity Tax Identification Number	46-5538504
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5000 Quorum Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	904
Local Phone Number	834-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	COMS
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	COMSW
Security Exchange Name	NASDAQ
9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	9.25% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	COMSP
Security Exchange Name	NASDAQ